Distribution Date:	08/17/26	CF 2019-CF3 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-CF3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.
Certificate Factor Detail	3		Christian Wall		christian.wall@cantor.com
Certificate Interest Reconciliation Detail	4		110 East 59th Street, 6th Floor | New York, NY 10022 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Asset Representations	Park Bridge Lender Services LLC
		Reviewer
Historical Liquidated Loan Detail	24		David Rodgers	(212) 230-9025
Historical Bond / Collateral Loss Reconciliation Detail	25		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Interest Shortfall Detail - Collateral Level	26	Controlling Class	KKR Real Estate Credit Opportunity Partners II L.P.
		Representative
Supplemental Notes	27
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12529TAT0	2.041300%	15,390,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12529TAU7	2.941600%	58,585,000.00	11,393,214.45	0.00	27,928.57	0.00	0.00	27,928.57	11,393,214.45	32.01%	30.00%
A-SB	12529TAV5	2.942600%	21,534,000.00	14,387,698.43	353,370.74	35,281.03	0.00	0.00	388,651.77	14,034,327.69	32.01%	30.00%
A-3	12529TAW3	2.752200%	175,000,000.00	175,000,000.00	0.00	401,362.50	0.00	0.00	401,362.50	175,000,000.00	32.01%	30.00%
A-4	12529TAX1	3.005500%	266,794,000.00	266,794,000.00	0.00	668,207.81	0.00	0.00	668,207.81	266,794,000.00	32.01%	30.00%
A-S	12529TAY9	3.298300%	84,434,000.00	84,434,000.00	0.00	232,073.89	0.00	0.00	232,073.89	84,434,000.00	19.73%	19.00%
B	12529TBB8	3.500200%	31,663,000.00	31,663,000.00	0.00	92,355.69	0.00	0.00	92,355.69	31,663,000.00	15.12%	14.88%
C	12529TBC6	3.697567%	30,703,000.00	30,703,000.00	0.00	94,605.32	0.00	0.00	94,605.32	30,703,000.00	10.65%	10.88%
D	12529TAC7	2.500000%	19,189,000.00	19,189,000.00	0.00	39,977.08	0.00	0.00	39,977.08	19,189,000.00	7.86%	8.38%
E	12529TAE3	2.500000%	15,352,000.00	15,352,000.00	0.00	31,983.33	0.00	0.00	31,983.33	15,352,000.00	5.63%	6.38%
F-RR	12529TAH6	3.697567%	7,675,000.00	7,675,000.00	0.00	23,649.02	0.00	0.00	23,649.02	7,675,000.00	4.51%	5.38%
G-RR	12529TAK9	3.697567%	7,676,000.00	7,676,000.00	0.00	23,652.10	0.00	0.00	23,652.10	7,676,000.00	3.39%	4.38%
H-RR*	12529TAM5	3.697567%	8,635,000.00	8,635,000.00	0.00	26,607.07	0.00	0.00	26,607.07	8,635,000.00	2.14%	3.25%
J-RR	12529TAP8	3.697567%	24,947,113.00	14,685,613.77	0.00	14,489.07	0.00	0.00	14,489.07	14,685,613.77	0.00%	0.00%
VRR Interest	12529TAS2	3.697567%	21,551,091.00	19,305,241.27	9,921.51	58,621.65	0.00	0.00	68,543.16	19,295,319.76	0.00%	0.00%
R	12529TAQ6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			789,128,204.00	706,892,767.92	363,292.25	1,770,794.13	0.00	0.00	2,134,086.38	706,529,475.67

X-A	12529TAZ6	0.790362%	537,303,000.00	467,574,912.87	0.00	307,961.21	0.00	0.00	307,961.21	467,221,542.13
X-B	12529TBA0	0.272213%	146,800,000.00	146,800,000.00	0.00	33,300.74	0.00	0.00	33,300.74	146,800,000.00
X-D	12529TAA1	1.197567%	34,541,000.00	34,541,000.00	0.00	34,470.95	0.00	0.00	34,470.95	34,541,000.00
Notional SubTotal			718,644,000.00	648,915,912.87	0.00	375,732.90	0.00	0.00	375,732.90	648,562,542.13

Deal Distribution Total					363,292.25	2,146,527.03	0.00	0.00	2,509,819.28

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12529TAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12529TAU7	194.47323462	0.00000000	0.47671878	0.00000000	0.00000000	0.00000000	0.00000000	0.47671878	194.47323462
A-SB	12529TAV5	668.13868441	16.40989784	1.63838720	0.00000000	0.00000000	0.00000000	0.00000000	18.04828504	651.72878657
A-3	12529TAW3	1,000.00000000	0.00000000	2.29350000	0.00000000	0.00000000	0.00000000	0.00000000	2.29350000	1,000.00000000
A-4	12529TAX1	1,000.00000000	0.00000000	2.50458335	0.00000000	0.00000000	0.00000000	0.00000000	2.50458335	1,000.00000000
A-S	12529TAY9	1,000.00000000	0.00000000	2.74858339	0.00000000	0.00000000	0.00000000	0.00000000	2.74858339	1,000.00000000
B	12529TBB8	1,000.00000000	0.00000000	2.91683321	0.00000000	0.00000000	0.00000000	0.00000000	2.91683321	1,000.00000000
C	12529TBC6	1,000.00000000	0.00000000	3.08130541	0.00000000	0.00000000	0.00000000	0.00000000	3.08130541	1,000.00000000
D	12529TAC7	1,000.00000000	0.00000000	2.08333316	0.00000000	0.00000000	0.00000000	0.00000000	2.08333316	1,000.00000000
E	12529TAE3	1,000.00000000	0.00000000	2.08333312	0.00000000	0.00000000	0.00000000	0.00000000	2.08333312	1,000.00000000
F-RR	12529TAH6	1,000.00000000	0.00000000	3.08130554	0.00000000	0.00000000	0.00000000	0.00000000	3.08130554	1,000.00000000
G-RR	12529TAK9	1,000.00000000	0.00000000	3.08130537	0.00000000	0.00000000	0.00000000	0.00000000	3.08130537	1,000.00000000
H-RR	12529TAM5	1,000.00000000	0.00000000	3.08130515	0.00000000	0.00000000	0.00000000	0.00000000	3.08130515	1,000.00000000
J-RR	12529TAP8	588.66987014	0.00000000	0.58079145	1.23308016	37.20394300	0.00000000	0.00000000	0.58079145	588.66987014
VRR Interest	12529TAS2	895.78951107	0.46037159	2.72012447	0.04007639	1.20916987	0.00000000	0.00000000	3.18049606	895.32913949
R	12529TAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12529TAZ6	870.22576250	0.00000000	0.57316116	0.00000000	0.00000000	0.00000000	0.00000000	0.57316116	869.56808752
X-B	12529TBA0	1,000.00000000	0.00000000	0.22684428	0.00000000	0.00000000	0.00000000	0.00000000	0.22684428	1,000.00000000
X-D	12529TAA1	1,000.00000000	0.00000000	0.99797198	0.00000000	0.00000000	0.00000000	0.00000000	0.99797198	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	27,928.57	0.00	27,928.57	0.00	0.00	0.00	27,928.57	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	35,281.03	0.00	35,281.03	0.00	0.00	0.00	35,281.03	0.00
A-3	07/01/26 - 07/30/26	30	0.00	401,362.50	0.00	401,362.50	0.00	0.00	0.00	401,362.50	0.00
A-4	07/01/26 - 07/30/26	30	0.00	668,207.81	0.00	668,207.81	0.00	0.00	0.00	668,207.81	0.00
X-A	07/01/26 - 07/30/26	30	0.00	307,961.21	0.00	307,961.21	0.00	0.00	0.00	307,961.21	0.00
X-B	07/01/26 - 07/30/26	30	0.00	33,300.74	0.00	33,300.74	0.00	0.00	0.00	33,300.74	0.00
X-D	07/01/26 - 07/30/26	30	0.00	34,470.95	0.00	34,470.95	0.00	0.00	0.00	34,470.95	0.00
A-S	07/01/26 - 07/30/26	30	0.00	232,073.89	0.00	232,073.89	0.00	0.00	0.00	232,073.89	0.00
B	07/01/26 - 07/30/26	30	0.00	92,355.69	0.00	92,355.69	0.00	0.00	0.00	92,355.69	0.00
C	07/01/26 - 07/30/26	30	0.00	94,605.32	0.00	94,605.32	0.00	0.00	0.00	94,605.32	0.00
D	07/01/26 - 07/30/26	30	0.00	39,977.08	0.00	39,977.08	0.00	0.00	0.00	39,977.08	0.00
E	07/01/26 - 07/30/26	30	0.00	31,983.33	0.00	31,983.33	0.00	0.00	0.00	31,983.33	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	23,649.02	0.00	23,649.02	0.00	0.00	0.00	23,649.02	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	23,652.10	0.00	23,652.10	0.00	0.00	0.00	23,652.10	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	26,607.07	0.00	26,607.07	0.00	0.00	0.00	26,607.07	0.00
J-RR	07/01/26 - 07/30/26	30	894,612.61	45,250.86	0.00	45,250.86	30,761.79	0.00	0.00	14,489.07	928,130.97
VRR Interest	07/01/26 - 07/30/26	30	25,117.84	59,485.34	0.00	59,485.34	863.69	0.00	0.00	58,621.65	26,058.93
Totals			919,730.45	2,178,152.51	0.00	2,178,152.51	31,625.48	0.00	0.00	2,146,527.03	954,189.90

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,509,819.28
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,194,515.99	Master Servicing Fee	9,217.16
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,594.07
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	304.36
ARD Interest	0.00	Operating Advisor Fee	1,053.07
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	194.79
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,194,515.99	Total Fees	16,363.46

Principal		Expenses/Reimbursements
Scheduled Principal	363,292.25	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	25,468.54
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	6,156.94
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	363,292.25	Total Expenses/Reimbursements	31,625.48

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,146,527.03
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	363,292.25
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,509,819.28
Total Funds Collected	2,557,808.24	Total Funds Distributed	2,557,808.22

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	706,892,767.91	706,892,767.91	Beginning Certificate Balance	706,892,767.92
(-) Scheduled Principal Collections	363,292.25	363,292.25	(-) Principal Distributions	363,292.25
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	706,529,475.66	706,529,475.66	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	706,892,767.91	706,892,767.91	Ending Certificate Balance	706,529,475.67
Ending Actual Collateral Balance	706,529,475.66	706,529,475.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.01
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.01
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	45,257,982.30	6.41%	40	3.9449	NAP	Defeased	3	45,257,982.30	6.41%	40	3.9449	NAP
	9,999,999 or less	24	144,117,827.71	20.40%	39	3.6583	2.834394	1.39 or less	9	136,725,168.00	19.35%	27	3.6581	0.799829
10,000,000 to 19,999,999		10	134,826,800.07	19.08%	39	3.6628	2.663459	1.40 to 1.44	1	4,961,219.08	0.70%	40	4.2870	1.440000
20,000,000 to 29,999,999		9	223,551,865.58	31.64%	31	3.6132	2.210994	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
30,000,000 to 39,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.55 to 1.99	3	36,760,054.18	5.20%	39	4.1016	1.834777
	40,000,000 or greater	3	158,775,000.00	22.47%	39	3.3993	2.427805	2.00 to 2.49	15	153,197,134.28	21.68%	39	3.7652	2.205435
	Totals	49	706,529,475.66	100.00%	37	3.6050	2.433028	2.50 or greater	18	329,627,917.82	46.65%	39	3.3963	3.414532
								Totals	49	706,529,475.66	100.00%	37	3.6050	2.433028
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	45,257,982.30	6.41%	40	3.9449	NAP
							Defeased	3	45,257,982.30	6.41%	40	3.9449	NAP
California	10	151,924,934.59	21.50%	28	3.3197	3.039122
							Industrial	4	36,598,000.00	5.18%	39	3.8636	2.752695
Florida	5	32,213,710.33	4.56%	40	4.0461	1.766301
							Lodging	1	48,000,000.00	6.79%	40	3.6500	0.510000
Georgia	2	56,305,122.44	7.97%	40	3.6333	0.548351
							Mixed Use	4	23,691,241.00	3.35%	39	3.7062	2.117554
Illinois	1	11,050,365.00	1.56%	39	3.6800	2.430000
							Mobile Home Park	2	10,847,965.18	1.54%	40	4.1403	2.057250
Indiana	4	15,894,207.50	2.25%	39	3.9437	1.520883
							Multi-Family	11	140,774,327.94	19.92%	39	3.4687	3.067885
Maryland	2	82,663,098.23	11.70%	39	3.6101	2.708262
							Office	11	265,838,519.46	37.63%	32	3.5307	2.286139
Michigan	1	11,443,395.70	1.62%	39	3.8300	2.260000
							Retail	16	96,196,505.18	13.62%	40	3.7227	2.427807
Minnesota	2	31,966,328.71	4.52%	39	3.4581	2.136924
							Self Storage	6	39,324,934.59	5.57%	40	3.4124	4.487266
Nevada	1	3,593,728.95	0.51%	38	4.1000	1.870000
							Totals	58	706,529,475.66	100.00%	37	3.6050	2.433028
New York	7	65,078,129.30	9.21%	35	3.6774	2.454475

North Carolina	1	8,764,885.00	1.24%	40	3.6690	3.090000

Ohio	1	8,881,636.47	1.26%	40	4.0950	2.050000

Oregon	1	7,016,325.23	0.99%	36	4.4700	1.760000

South Carolina	2	9,385,216.80	1.33%	40	3.4234	2.748760

Tennessee	2	6,757,541.75	0.96%	39	3.8052	1.707327

Texas	3	61,612,367.35	8.72%	40	3.7523	2.276880

Virginia	1	2,547,080.00	0.36%	40	3.7050	2.120000

Washington	2	57,475,000.00	8.13%	39	3.1848	4.422405

Washington, DC	7	36,698,420.00	5.19%	40	3.7514	1.838952

Totals	58	706,529,475.66	100.00%	37	3.6050	2.433028

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	45,257,982.30	6.41%	40	3.9449	NAP	Defeased	3	45,257,982.30	6.41%	40	3.9449	NAP
	3.7499% or less	28	460,441,571.33	65.17%	36	3.3840	2.684888	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 4.2499%	14	171,886,049.01	24.33%	38	3.9747	2.046719	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	4	28,943,873.02	4.10%	39	4.3939	2.048880	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	706,529,475.66	100.00%	37	3.6050	2.433028	49 months or greater	46	661,271,493.36	93.59%	36	3.5818	2.491169
								Totals	49	706,529,475.66	100.00%	37	3.6050	2.433028
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	45,257,982.30	6.41%	40	3.9449	NAP	Defeased	3	45,257,982.30	6.41%	40	3.9449	NAP
	60 months or less	46	661,271,493.36	93.59%	36	3.5818	2.491169	Interest Only	28	519,533,385.00	73.53%	36	3.5007	2.594706
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	18	141,738,108.36	20.06%	39	3.8790	2.111659
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	706,529,475.66	100.00%	37	3.6050	2.433028	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	706,529,475.66	100.00%	37	3.6050	2.433028
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	45,257,982.30	6.41%	40	3.9449	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	43	577,735,274.28	81.77%	39	3.6260	2.464398
	13 months to 24 months	3	83,536,219.08	11.82%	19	3.2759	2.676311
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	706,529,475.66	100.00%	37	3.6050	2.433028
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
7	30317068	OF	San Francisco	CA	Actual/360	3.303%	81,345.55	0.00	0.00	N/A	11/06/24	--	28,600,000.00	28,600,000.00	06/06/25
1	30317239	OF	Rockville	MD	Actual/360	3.398%	177,904.18	0.00	0.00	N/A	11/01/29	--	60,800,000.00	60,800,000.00	08/05/26
2A1C6	30317241	OF	Los Angeles	CA	Actual/360	3.005%	64,680.21	0.00	0.00	N/A	11/09/29	--	25,000,000.00	25,000,000.00	08/09/26
2A1C7	30317242				Actual/360	3.005%	64,680.21	0.00	0.00	N/A	11/09/29	--	25,000,000.00	25,000,000.00	08/09/26
3	30317243	MF	Puyallup	WA	Actual/360	3.160%	135,987.53	0.00	0.00	N/A	11/01/29	--	49,975,000.00	49,975,000.00	08/01/26
5A	30317244	Various Various		Various	Actual/360	3.705%	86,385.00	0.00	0.00	N/A	12/06/29	--	27,076,400.00	27,076,400.00	08/06/26
6A4	30317245	OF	St. Paul	MN	Actual/360	3.400%	29,277.78	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	08/06/26
6A5	30317246				Actual/360	3.400%	29,277.78	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	08/06/26
6A6	30317247				Actual/360	3.400%	14,638.89	0.00	0.00	N/A	11/06/29	--	5,000,000.00	5,000,000.00	08/06/26
6A7	30317248				Actual/360	3.400%	14,638.89	0.00	0.00	N/A	11/06/29	--	5,000,000.00	5,000,000.00	08/06/26
8	30317249	RT	Miami Beach	FL	Actual/360	4.003%	90,139.78	0.00	0.00	N/A	12/06/29	--	26,150,000.00	26,150,000.00	08/06/26
11	30317250	OF	Dallas	TX	Actual/360	4.016%	79,202.80	40,381.75	0.00	N/A	12/06/29	--	22,902,749.10	22,862,367.35	08/06/26
14	30317252	MF	Conroe	TX	Actual/360	3.480%	65,926.67	0.00	0.00	N/A	12/01/29	--	22,000,000.00	22,000,000.00	08/01/26
15	30317253	IN	Edison	NJ	Actual/360	3.895%	58,495.31	35,781.05	0.00	N/A	12/01/29	--	17,440,318.04	17,404,536.99	08/01/26
16	30317254	MF	Indianapolis	IN	Actual/360	4.110%	62,028.20	34,727.53	0.00	N/A	12/06/29	--	17,526,215.97	17,491,488.44	08/06/26
17	30317255	Various Brooklyn		NY	Actual/360	3.710%	60,699.72	0.00	0.00	N/A	09/06/29	--	19,000,000.00	19,000,000.00	08/06/26
18	30317256	RT	Westlake Village	CA	Actual/360	3.115%	48,282.50	0.00	0.00	N/A	12/01/29	--	18,000,000.00	18,000,000.00	08/01/26
19	30317257	MF	Houston	TX	Actual/360	3.750%	54,088.54	0.00	0.00	N/A	12/01/29	--	16,750,000.00	16,750,000.00	08/01/26
20	30317258	IN	Vista	CA	Actual/360	4.400%	56,833.33	0.00	0.00	N/A	12/01/29	--	15,000,000.00	15,000,000.00	08/01/26
21	30317259	IN	Various	Various	Actual/360	3.680%	43,090.55	0.00	0.00	N/A	11/01/29	--	13,598,000.00	13,598,000.00	08/01/26
22	30317260	MF	Roseville	MI	Actual/360	3.830%	37,805.98	19,717.03	0.00	N/A	11/01/29	--	11,463,112.73	11,443,395.70	08/01/26
23	30317261	IN	Las Vegas	NV	Actual/360	3.750%	33,531.66	22,042.21	0.00	N/A	10/06/29	--	10,383,999.08	10,361,956.87	08/06/26
24	30317262	SS	Bellflower	CA	Actual/360	3.385%	29,631.62	22,601.07	0.00	N/A	12/01/29	--	10,165,707.28	10,143,106.21	08/01/26
25	30317263	RT	Various	Various	Actual/360	3.881%	36,463.90	18,594.00	0.00	N/A	11/06/29	--	10,910,892.16	10,892,298.16	08/06/26
26	30317264	MH	New Philadelphia	OH	Actual/360	4.095%	31,373.42	15,468.69	0.00	N/A	12/01/29	--	8,897,105.16	8,881,636.47	08/01/26
27	30317265	OF	Alpharetta	GA	Actual/360	3.537%	25,347.28	17,057.31	0.00	N/A	11/06/29	--	8,322,179.75	8,305,122.44	08/06/26
28	30317266	OF	Chapel Hill	NC	Actual/360	3.669%	27,691.92	0.00	0.00	N/A	12/06/29	--	8,764,885.00	8,764,885.00	08/06/26
30	30317267	MF	Marina	CA	Actual/360	3.355%	24,556.74	0.00	0.00	N/A	12/01/29	--	8,500,000.00	8,500,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	30317268	RT	New York	NY	Actual/360	3.877%	26,708.22	0.00	0.00	N/A	12/06/29	--	8,000,000.00	8,000,000.00	08/06/26
32	30317269	SS	Fremont	CA	Actual/360	3.695%	25,454.44	0.00	0.00	N/A	11/06/29	--	8,000,000.00	8,000,000.00	08/06/26
33	30317270	IN	West Henrietta	NY	Actual/360	3.170%	21,837.78	0.00	0.00	N/A	11/01/29	--	8,000,000.00	8,000,000.00	08/01/26
34	30317271	SS	Bellevue	WA	Actual/360	3.350%	21,635.42	0.00	0.00	N/A	12/06/29	--	7,500,000.00	7,500,000.00	08/06/26
35	30317272	OF	Eugene	OR	Actual/360	4.470%	27,043.76	9,549.18	0.00	N/A	08/01/29	--	7,025,874.41	7,016,325.23	08/01/26
36	30317273	SS	Chino	CA	Actual/360	3.385%	17,766.42	13,551.06	0.00	N/A	12/01/29	--	6,095,117.04	6,081,565.98	08/01/26
38	30317275	MF	New York	NY	Actual/360	2.875%	12,602.33	12,291.22	0.00	N/A	11/01/29	--	5,090,420.52	5,078,129.30	08/01/26
39	30317276	MF	Bloomington	IN	Actual/360	3.990%	17,078.26	10,101.56	0.00	N/A	11/01/29	--	4,970,631.10	4,960,529.54	08/01/26
40	30317277	RT	Various	Various	Actual/360	4.287%	18,350.07	9,567.05	0.00	N/A	12/06/29	--	4,970,786.13	4,961,219.08	08/06/26
41	30317278	MF	Washington	DC	Actual/360	4.020%	18,693.00	0.00	0.00	N/A	12/06/29	--	5,400,000.00	5,400,000.00	08/06/26
42	30317279	SS	South Gate	CA	Actual/360	3.235%	11,656.21	9,519.99	0.00	N/A	12/01/29	--	4,184,311.85	4,174,791.86	08/01/26
43	30317280	RT	Las Vegas	NV	Actual/360	4.100%	12,713.38	7,228.22	0.00	N/A	10/01/29	--	3,600,957.17	3,593,728.95	08/01/26
44	30317281	SS	South El Monte	CA	Actual/360	3.235%	9,564.07	7,811.27	0.00	N/A	12/01/29	--	3,433,281.81	3,425,470.54	08/01/26
45	30317282	MF	Bloomington	IN	Actual/360	3.920%	11,707.43	6,023.12	0.00	N/A	12/01/29	--	3,468,296.52	3,462,273.40	08/01/26
46	30317283	OF	Tampa	FL	Actual/360	4.160%	9,428.03	5,172.53	0.00	N/A	12/01/29	--	2,631,893.74	2,626,721.21	08/01/26
48	30317285	MH	Shafer	MN	Actual/360	4.345%	7,368.59	3,079.27	0.00	N/A	11/06/29	--	1,969,407.98	1,966,328.71	08/06/26
5B	30317332				Actual/360	3.705%	21,596.25	0.00	0.00	N/A	12/06/29	--	6,769,100.00	6,769,100.00	08/06/26
10	30502514	OF	New York	NY	Actual/360	3.914%	84,259.72	0.00	0.00	N/A	03/11/29	--	25,000,000.00	25,000,000.00	08/11/26
12	30504503	OF	Linthicum Heights	MD	Actual/360	4.200%	79,227.15	43,027.14	0.00	N/A	11/06/29	--	21,906,125.37	21,863,098.23	08/06/26
29	30504608	RT	Lancaster	SC	Actual/360	3.350%	24,952.85	0.00	0.00	N/A	12/01/29	--	8,650,000.00	8,650,000.00	08/01/26
4	30504610	LO	Atlanta	GA	Actual/360	3.650%	150,866.67	0.00	0.00	N/A	12/01/29	--	48,000,000.00	48,000,000.00	08/01/26
Totals							2,194,515.99	363,292.25	0.00				706,892,767.91	706,529,475.66
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
7	6,217,460.72	0.00	--	--	05/12/25	8,968,949.32	349,987.01	55,455.87	766,044.31	0.00	0.00
1	25,150,701.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1C6	123,137,714.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1C7	123,137,714.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	2,770,476.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	6,505,261.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A5	6,505,261.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A6	6,505,261.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A7	6,505,261.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,951,703.19	499,804.99	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,895,234.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,221,788.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	10,361,151.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,645,070.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,999,484.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,689,012.00	1,689,012.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,377,329.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,616,656.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	2,141,545.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	910,601.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,169,074.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	507,635.69	124,243.68	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	927,325.24	269,371.57	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,844,004.32	430,392.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	723,374.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	712,461.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,104,743.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,960,634.03	2,040,793.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	782,381.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,287,795.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	72,147.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	436,711.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	485,933.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	142,295.09	13,491.72	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,577,463.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	475,554.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,056,505.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	479,711.00	509,127.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	271,102.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	264,909.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5B	2,770,476.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	56,889,291.82	13,600,249.29	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,109,284.02	1,199,175.51	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	913,815.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,740,566.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	420,877,733.57	20,447,809.75				8,968,949.32	349,987.01	55,455.87	766,044.31	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.605037%	3.578159%	37
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.605172%	3.578290%	38
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	48,000,000.00	0	0.00	0	0.00	3.605315%	3.578430%	39
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.605449%	3.578559%	40
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.605591%	3.578698%	41
03/17/26	2	33,845,500.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	0	0.00	1	14,250,473.96	3.605723%	3.578826%	42
02/18/26	0	0.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.619865%	3.592716%	43
01/16/26	0	0.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.619984%	3.592832%	44
12/17/25	0	0.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.620103%	3.592948%	45
11/18/25	0	0.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.620230%	3.593071%	46
10/20/25	2	33,845,500.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.620348%	3.593186%	47
09/17/25	2	33,845,500.00	1	5,400,000.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.620474%	3.593308%	48
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30317068	06/06/25	13	5	55,455.87	766,044.31	0.00	28,600,000.00	11/07/24	5
Totals					55,455.87	766,044.31	0.00	28,600,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		28,600,000	0	28,600,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		32,016,325	32,016,325	0		0
37 - 48 Months		645,913,150	645,913,150	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	706,529,476	677,929,476	0	0	28,600,000	0
Jul-26	706,892,768	678,292,768	0	0	28,600,000	0
Jun-26	707,275,098	678,675,098	0	0	28,600,000	0
May-26	707,635,914	679,035,914	0	0	28,600,000	0
Apr-26	708,015,856	679,415,856	0	0	28,600,000	0
Mar-26	708,374,213	645,928,713	33,845,500	0	28,600,000	0
Feb-26	733,592,599	680,192,599	0	0	53,400,000	0
Jan-26	733,948,375	680,548,375	0	0	53,400,000	0
Dec-25	734,302,971	680,902,971	0	0	53,400,000	0
Nov-25	734,676,912	681,276,912	0	0	53,400,000	0
Oct-25	735,029,090	647,783,590	33,845,500	0	53,400,000	0
Sep-25	735,400,698	642,755,198	33,845,500	5,400,000	53,400,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30317068	28,600,000.00	28,600,000.00	153,000,000.00	01/22/25	5,231,482.72	0.77000	06/30/25	11/06/24	I/O
Totals		28,600,000.00	28,600,000.00	153,000,000.00		5,231,482.72

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30317068	OF	CA	11/07/24	5

8/11/2026 - K-Star Asset Management LLC took over as successor SS effective 6/17/25 following Borrower''s maturity default 11/6/24 and original transfer to special servicing 11/8/24. Loan''s OPB is $350MM (comprised of 6 pari-passu A Notes totaling $203.6 MM ($351psf) and the B Note totaling $146.4MM ($604psf total loan basis)) and is secured by a 1st lien position in a 22-story, 580,000 sf, class-A, mixed-use office building (w/ ~25k SF of street retail) located in the FiDi submarket within San Francisco' 's CBD. PNA b/w Borrower & Midland (prior SS) was executed 10/17/24, but Borrower failed to enter into an updated PNA w/ K-Star. A receiver was appointed 8/21/25 via a stipulated order, who hired JLL to lease the property. Various proposed lease renewalsa nd expansions have been approved, which have increased leasing back up to 57%. The successful note sale marketing has resulted in a high bidder who seller has vetted accepted, and the parties are working toward a mutually agreeable closing September 2026. Buyer goes hard 8/14/26.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30504610	0.00	3.65000%	0.00	3.65000%	8	05/08/26	05/08/26	05/14/26
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	30317251 03/17/26	24,800,000.00	25,100,000.00	18,934,910.56	4,684,436.60	18,934,910.56	14,250,473.96	10,549,526.04	0.00	(83.30)	10,549,609.34	42.53%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		24,800,000.00	25,100,000.00	18,934,910.56	4,684,436.60	18,934,910.56	14,250,473.96	10,549,526.04	0.00	(83.30)	10,549,609.34

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
13	30317251	05/15/26	0.00	0.00	10,549,609.34	0.00	0.00	83.30	0.00	0.00	10,549,609.34
		03/17/26	0.00	0.00	10,549,526.04	0.00	0.00	10,549,526.04	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	10,549,609.34	0.00	0.00	10,549,609.34	0.00	0.00	10,549,609.34

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	6,156.94	0.00	0.00	25,468.54	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	6,156.94	0.00	0.00	25,468.54	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		31,625.48

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Supplemental Notes
Risk Retention

Pursuant to the TSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices" tab for the CF Trust 2019-CF3 transaction, certain information provided to the

Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant and the Hedging Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special Servicer Fees, Loan

Event of Default, Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

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